Transactions with Related Parties - Management and Administrative Agreements (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 30, 2019	Dec. 31, 2019
Proceeds from sale of business					$ 20,000,000
Other (expense)/income, net	$ (1,593,000)	$ 11,449,000	$ (3,154,000)	$ 16,758,000
General and administrative expenses	8,836,000	7,874,000	15,798,000	15,406,000
Accrued expenses and other liabilities	57,350,000		57,350,000			$ 51,180,000
Management agreement
Accrued expenses and other liabilities	8,924,000		8,924,000
NSM
General and administrative expenses	2,377,000	0	$ 4,639,000	0
Administrative services agreement term in years			5 years
NSM | Management agreement
Management fees	$ 11,537,000	0	$ 22,525,000	0
Duration of agreements			5 years
Termination date of agreement			Aug. 29, 2024
NSM | Management agreement | Owned Vessels
Daily management fee			$ 3,700
NSM | Management agreement | After two years | Owned Vessels
Rate of annual increase in management fees	3.00%		3.00%
NSM | Management agreement | Chartered-in vessels
Daily management fee			$ 30
NSM | Automatic extension of management agreement
Duration of agreements			5 years
Navios Partners | Management agreement
Management fees		54,080,000		109,805,000
Other (expense)/income, net		3,780,000		7,770,000
Navios Partners | Administrative agreement
General and administrative expenses		6,318,000		12,782,000
Termination date of agreement			Dec. 31, 2022
Navios Acquisition | Management agreement
Termination date of agreement			May 31, 2020
Navios Acquisition | Administrative agreement
Termination date of agreement			May 31, 2020
Navios Logistics | Administrative agreement
General and administrative expenses	$ 286,000	$ 286,000	$ 572,000	$ 572,000
Termination date of agreement			Dec. 31, 2021
Navios Midstream | Management agreement
Termination date of agreement			Dec. 31, 2018